Basis of Presentation and Other Information (Details) - USD ($)			3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jan. 01, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Credit losses	$ 1,820,365				$ 1,820,365					$ 1,820,365
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS	$ (1,820,365)		$ (2,415,836)	$ (6,361,265)		$ (277,790)	$ (1,531,491)	$ (8,777,101)	$ (1,809,281)		$ (2,668,889)	$ 4,845,069
Basic net loss per common share (in Dollars per share)		$ 0.3			$ 0.3						$ (0.48)	$ 4.85
Earnings Per Share, Diluted (in Dollars per share)					$ 0.49					$ 0.49	$ (0.48)	$ 4.85
Installation costs			73,379					73,379			$ 64,202	$ 4,915,064	$ 119,755
Insured limits											5,389,013	7,772,306
Inventory			$ 917,735					$ 917,735			$ 872,470	350,353
Common units issued (in Shares)											33,730,000
Percentage of business combination											24.167%
Uncertain tax positions											$ 0	0
Unrecognized tax benefits
Cash savings percentage											85.00%
Total unrecorded TRA liability											$ 27,600,000
Opco LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination											87.00%
Customers One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized											$ 17,834,595	$ 13,083,458
Customers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized											23,386,284
Customers Three [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized											$ 8,781,244
Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination											13.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable											$ 3,192,077
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable											$ 2,306,096
ESGEN OpCo, LLC [Member] | Opco LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate											71.80%
ESGEN OpCo, LLC [Member] | Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate											28.20%